Earnings (loss) per share (Details Narrative) - shares shares in Millions	6 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	10.5	7.4
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	36.2	42.0